UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

4020 South 147th Street, Omaha, Nebraska, 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

THE GLOBAL IPO PLUS

AFTERMARKET FUND

2012 Semi-Annual Report

March 31, 2012

Renaissance Capital LLC

The IPO Expert

Dear Fellow Shareholders:

For the six  months ended March 2012, the Global IPO Fund’s total return was 22.6% compared with 25.9% for the S&P 500, and 26.5% for the Russell 3000 Index.*

The period began with extreme volatility due to the ongoing European financial crisis and ended with policy agreements on Euro’s weakest members and a more optimistic view of the beginning of a US economic recovery.  Due to these factors, IPO issuance was light during the fourth quarter of 2011 and then picked up dramatically in the first quarter of 2012.  The US was the most active global market and was dominated by fast growing young companies in retailing and technology.   During the period, the Global IPO Fund invested in apparel and accessories designed Michael Kors, organic food maker Annie’s, on-demand software provider Jive Software, Facebook’s leading gaming provider Zynga, and cloud-based platform Brightcove, among others.

The last several years have been marked by unprecedented volatility and economic turmoil. History shows that after an IPO draught caused by financial turmoil, the IPO market slowly returns to normal levels of issuance.   We believe that the IPO market is in the early stages of a recovery, both in the US and internationally, which was interrupted in mid-2011, but is now returning.

Thank you for being a Global IPO Fund shareholder.

Sincerely,

Renaissance Capital L.L.C.

Adviser to the Global IPO Plus Aftermarket Fund

May 2012

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common stocks. The Russell 3000 Index is an unmanaged index that measures the performance of the companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

IPO+
HOLDINGS BY INDUSTRY
March 31, 2012 (Unaudited)
	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets

Software & Services	13.2%	Consumer Durables	2.4%
Retailing	8.3%	Diversified Financials	2.4%
Energy	7.2%	Airlines	1.9%
Internet Software & Services	7.1%	Metals & Mining	1.7%
Professional Services	7.0%	Computers & Peripherals	1.5%
Healthcare Equipment & Service	5.8%	Chemicals	1.4%
Internet & Catalog Retail	5.3%	REITS	1.3%
Electrical Equipment	4.2%	Building Materials	1.1%
Semiconductors & Semiconductor Equipment	4.1%	Miscellaneous Manufacturing	1.1%
Automobiles	4.0%	Road & Rail	1.1%
Food & Staples Retailing	3.4%	Household Durables	1.0%
Communications Equipment	3.3%	Biotechnology	0.7%
Auto Parts & Equipment	2.9%	Media	0.6%
Commercial Banks	2.7%	Other/Cash & Equivalents	0.9%
Commercial Services	2.4%	Total	100.0%

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
	Shares	Value

COMMON STOCK - 99.1%
AIRLINES - 1.9%
Spirit Airlines, Inc. *	9,000	$ 180,630

AUTOMOBILES - 4.0%
General Motors Co. *	15,000	384,750

AUTO PARTS & EQUIPMENT - 2.9%
Allison Transmission Holdings, Inc. *	5,000	119,400
Delphi Automotive PLC *	5,000	158,000
		277,400
BIOTECHNOLOGY - 0.7%
Ironwood Pharmaceuticals Inc. - Cl. A *	5,000	66,550

BUILDING MATERIALS - 1.1%
Caesar Stone Sdot Yam Ltd. *	9,000	105,120

CHEMICALS - 1.4%
CVR Partners, LP	5,000	131,500

COMMERCIAL BANKS - 2.7%
First Republic Bank *	8,000	263,520

COMMERCIAL SERVICES - 2.4%
RPX Corp. *	8,000	135,680
Vantiv, Inc. - Cl. A *	5,000	98,150
		233,830
COMMUNICATIONS EQUIPMENT - 3.3%
Ubiquiti Networks Inc. *	10,000	316,300

COMPUTERS & PERIPHERALS - 1.5%
Fusion-io, Inc. *	5,000	142,050

CONSUMER DURABLES - 2.4%
Michael Kors Holdings Ltd. *	5,000	232,950

DIVERSIFIED FINANCIALS - 2.4%
CBOE Holdings, Inc.	8,000	227,360

ELECTRICAL EQUIPMENT - 4.2%
InvenSense, Inc. - Cl. A *	11,000	199,100
Sensata Technologies Holding NV *	6,000	200,880
		399,980
See Notes to Financial Statements.
IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012 (Continued)
	Shares	Value
ENERGY - 7.2%
Bonanza Creek Energy Inc. *	5,000	$ 109,250
C&J Energy Services Inc. *	8,000	142,320
Kinder Morgan, Inc.	9,000	347,850
Oasis Petroleum Inc. *	3,000	92,490
		691,910
FOOD & STAPLES RETAILING - 3.4%
B&G Foods, Inc.	12,500	281,375
Chefs' Warehouse, Inc. *	2,000	46,280
		327,655
HEALTH CARE EQUIPMENT & SERVICE - 5.8%
Accretive Health, Inc. *	9,100	181,727
HCA Holdings Inc.	6,000	148,440
Tornier NV *	9,000	231,300
		561,467
HOUSEHOLD DURABLES - 1.0%
SodaStream International Ltd. *	2,900	97,672

INTERNET & CATALOG RETAIL - 5.3%
Brightcove, Inc. *	5,000	124,000
CafePress, Inc. *	5,000	95,750
HomeAway, Inc. *	2,000	50,740
Qihoo 360 Technology Co. Ltd. - ADR *	4,500	110,025
Yandex NV - Cl. A *	5,000	134,350
		514,865

INTERNET SOFTWARE & SERVICES - 7.1%
LinkedIn Corp. - Cl. A *	3,000	305,970
Yelp, Inc. - Cl. A *	4,000	107,560
Zillow, Inc. - Cl. A *	7,500	266,925
		680,455
MEDIA - 0.6%
Pandora Media, Inc. *	6,000	61,260

METALS & MINING - 1.7%
Molycorp, Inc. *	3,000	101,490
US Silica Holdings, Inc. *	3,000	62,820
		164,310
MISCELLANEOUS MANUFACTURING - 1.1%
Proto Labs Inc. *	3,000	102,270

PROFESSIONAL SERVICES - 7.0%
Nielsen Holdings NV *	10,000	301,400
Verisk Analytics, Inc. - Cl. A *	8,000	375,760
		677,160
REITS - 1.3%
Piedmont Office Realty Trust Inc. - Cl. A	7,000	124,250
See Notes to Financial Statements.
IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012 (Continued)
	Shares	Value
RETAILING - 8.3%
Dunkin' Brands Group, Inc.	1,500	$ 45,165
Express, Inc. *	7,000	174,860
Francesca's Holdings Corp. *	5,000	158,050
GNC Holdings, Inc. - Cl. A	12,000	418,680
		796,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
NXP Semiconductor NV *	15,000	399,150

SOFTWARE & SERVICES - 13.2%
Demandware, Inc. *	5,000	149,000
Fortinet Inc. *	5,000	138,250
Guidewire Software, Inc. *	5,000	153,900
Imperva, Inc. *	2,500	97,875
Jive Software, Inc. *	10,000	271,600
QLIK Technologies, Inc. *	6,000	192,000
Zynga Inc. - Cl. A *	20,000	263,000
		1,265,625
ROAD & RAIL - 1.1%
RailAmerica, Inc. *	1,500	32,190
Swift Transportation Co. - Cl. A *	6,000	69,240
		101,430

TOTAL COMMON STOCK ( Cost - $7,841,081)		9,528,174

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUND - 0.1%
Dreyfus Institutional Reserves Money Fund - 0.00%**	5,631	5,631
Milestone Treasury Obligations Portfolio - 0.01%**	5,631	5,631
TOTAL SHORT-TERM INVESTMENTS ( Cost - $11,262)		11,262

TOTAL INVESTMENTS - 99.2% ( Cost - $7,852,343) (a)		$ 9,539,436
OTHER ASSETS LESS LIABILITIES - 0.8%		77,743
NET ASSETS - 100.0%		$ 9,617,179

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is substantially the same. At March 31, 2012, net appreciation for all securities was $1,687,093.  This consists of aggregate gross unrealized appreciation of $1,947,872 and aggregate gross unrealized depreciation of $260,779.

See Notes to Financial Statements.

IPO+

STATEMENT OF ASSETS AND LIABILITIES
……………………………………………………………………………………..
As of March 31, 2012 (Unaudited)

Assets
Investment securities
At cost	$ 7,852,343
At value	$ 9,539,436
Receivable for Investments Sold	316,922
Dividends and Interest Receivable	3,375
Due From Advisor	3,964
Prepaid Expenses and Other Assets	30,516
Total Assets	9,894,213

Liabilities
Payable for Investments Purchased	244,964
Payable for Fund Shares Redeemed	726
Payable for Distribution Fees	3,546
Accrued Expenses and Other Liabilities	27,798
Total Liabilities	277,034

Net Assets	$ 9,617,179

Net Assets Consist of:
Paid-in-Capital	$ 12,151,234
Undistributed Net Investment Loss	(50,003)
Accumulated Net Realized Loss on Investments	(4,171,145)
Net Unrealized Appreciation on Investments	1,687,093

$ 9,617,179

Net Asset Value, Offering and Redemption Price Per Share*
($9,617,179/797,490 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 12.06

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements.

IPO+

STATEMENT OF OPERATIONS
………………………………………………………………………………
For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income
Dividends (net of foreign tax withheld of $125)	$ 43,159
Interest	2
Total Investment Income	43,161

Expenses
Investment Adviser	64,209
Administration Fees	28,920
Transfer Agent Fees and Expenses	24,932
Professional Fees	17,205
Distribution Fees	10,702
Shareholder Service Fees	2,833
Federal and State Registration	12,465
Shareholder Reports	11,218
Trustees' Fees	5,984
Custody Fees	4,239
Other Expenses	748
Total Expenses	183,455
Less:
Fees Waived and Expenses Reimbursed by the Adviser	(76,458)
Net Expenses	106,997
Net Investment Loss	(63,836)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments	(186,107)
Net Change in Unrealized Appreciation (Depreciation)
During the Period on Investments	2,043,063
Net Realized and Unrealized Gain (Loss) on Investments	1,856,956
Net Increase in Net Assets Resulting from Operations	$ 1,793,120

See Notes to Financial Statements.

IPO+

STATEMENTS OF CHANGES IN NET ASSETS
……………………………………………………………………………………..

	Six Months Ended	Year Ended
	March 31, 2012	September 30
	(Unaudited)	2011
Increase (Decrease) in Net Assets
from Operations
Net Investment Loss	$ (63,836)	$ (199,654)
Net Realized Gain (Loss) on Investments	(186,107)	1,133,434
Net Change in Unrealized Appreciation
(Depreciation) of Investments	2,043,063	(2,106,324)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,793,120	(1,172,544)

Fund Share Transactions
Proceeds from Shares Sold	414,749	1,801,970
Cost of Shares Redeemed	(703,779)	(2,161,784)
Redemption Fee Proceeds	1,268	6,692
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(287,762)	(353,122)

Total Increase (Decrease) in Net Assets	1,505,358	(1,525,666)

Net Assets
Beginning of Period	8,111,821	9,637,487
End of Period *	$ 9,617,179	$ 8,111,821
* Includes Undistributed Net Investment Income (Loss) of	$ (50,003)	$ 13,833

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	37,539	139,546
Number of Shares Redeemed	(65,465)	(173,030)
Net Increase (Decrease) in Fund Shares	(27,926)	(33,484)

See Notes to Financial Statements.

IPO+

FINANCIAL HIGHLIGHTS
……………………………………………………………………………………………………………….
For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2012		Year Ended September 30,
	(Unaudited)		2011		2010		2009		2008	2007
Net Asset Value,
Beginning of Period	$ 9.83		$ 11.22		$ 11.08		$ 11.14		$ 15.06	$ 11.79
Income (Loss) From
Investment Operations
Net Investment Loss	(0.08)		(0.23)	**	(0.22)		(0.15)		(0.12)	(0.18)
Net Realized and
Unrealized Gain (Loss)	2.31		(1.17)		0.36		0.09		(3.81)	3.43
Total from Investment
Operations	2.23		(1.40)		0.14		(0.06)		(3.93)	3.25
Paid-in-Capital From
Redemption Fees	0.00	*	0.01		0.00	*	0.00	*	0.01	0.02
Net Asset Value,
End of Period	$ 12.06		$ 9.83		$ 11.22		$ 11.08		$ 11.14	$ 15.06
Total Return (1)	22.69%	(4)	(12.39)%		1.26%		(0.54) %		(26.03)%	27.74%
Ratios and
Supplemental Data
Net Assets,
End of Period (000s)	$ 9,617		$ 8,112		$ 9,637		$ 10,087		$ 11,073	$ 18,095
Ratio of Net Expenses
to Average Net Assets (2)	2.48%	(3)	2.50%		2.47%		2.50%		2.50%	2.50%
Ratio of Net Expenses
to Average Net Assets
including dividends on
short sales (2)	2.48%	(3)	2.50%		2.47%		2.50%		2.50%	2.51%
Ratio of Net Investment Loss
to Average Net Assets (2)	(1.48)%	(3)	(1.87)%		(1.93)%		(1.52)%		(0.83)%	(1.19)%
Ratio of Expense
to Average Net Assets,
excluding waivers (2)	4.26%	(3)	3.91%		4.10%		4.35%		3.47%	3.07%
Ratio of Net Investment Loss
to Average Net Assets,
excluding waivers (2)	(3.26)%	(3)	(3.28)%		(3.56)%		(3.37)%		(1.79)%	(1.76)%
Portfolio Turnover Rate	117.49%	(4)	250.10%		328.40%		227.91%		429.90%	231.80%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(2)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(3)	Annualized.
(4)	Not annualized.
*	Per share amount represents less than $0.01 per share.
**	Calculated using average shares method.

See Notes to Financial Statements.

Notes to Financial Statements

…………………………………………………………………

For the Six Months Ended March 31, 2012 (Unaudited)

The Global IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Short-term investments are carried at amortized cost, which approximates value. Investments in open-end investment companies are valued at net asset value.  Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”  There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.  As of March 31, 2012, the Fund did not hold any securities for which market quotations were not readily available.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices

Notes to Financial Statements

…………………………………………………………………

For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	9,528,174	-	-	9,528,174
Money Market Funds	11,262	-	-	11,262
Total	9,539,436	-	-	9,539,436

The Fund did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to record transfers in to or out Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of (2009 – 2011) or expected to be taken in the Fund’s 2012 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

As of September 30, 2011, the IPO+ Fund had a federal income tax capital loss carry forward of $3,653,081.  Federal capital loss carry forwards expire as follows: $3,253,718 expiring in 2017 and $399,363 expiring in 2018.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.  Capital loss carry forwards of $992,943 expired on September 30, 2011.

As of September 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Capital	Post	Unrealized	Total
Loss	October	Appreciation/	Accumulated
Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ (3,653,081)	$ -	$ (674,094)	$ (4,327,175)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and real estate investment trust and partnership adjustments.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences primarily attributable to net operating losses and expiration of capital loss carry forwards, resulted in reclassification for the fiscal year ended September 30, 2011 as follows:  a decrease in paid-in-capital of $1,239,405; a decrease in undistributed net investment losses of $208,073; and a decrease in accumulated net realized losses on investments of $1,031,332.

4. OTHER: Security transactions are accounted for on a trade date basis.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC (“the Adviser”), a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. For the six months ended March 31, 2012, the Adviser earned advisory fees of $64,209.  Additionally, the Adviser has voluntarily agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the six months ended March 31, 2012, the Adviser deferred fees and reimbursed expenses of $76,458.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $480,055. These deferrals and reimbursements will expire as follows: $168,809 expiring in 2012 and $160,948 expiring in 2013 and $150,298 expiring in 2014

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Servicing Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board, to pay  an annual fee on the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.  Effective November 18, 2011, the Board reduced the annual fee under the Plan to a maximum of 0.25% of its average daily net assets.

The total annual fee for distribution and shareholding servicing of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of broker-dealers or distributors or by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $1,268 for the six months ended March 31, 2012.

E. TRUSTEES' FEES: Independent Trustees’ fees are $6,000 per year per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2012, the IPO+ Fund made purchases with a cost of $5,405,976 and sales with proceeds of $5,811,105 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

H. RECENT ACCOUNTING PRONOUNCEMENTS: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

H. SUBSEQUENT EVENTS:  The IPO+ Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

……………………………………………………………………………………………………

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Supplemental Information

………………………………………………………………………………

March 31, 2012 (Unaudited)

Cost of Investing

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2011 through March 31, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Expenses Paid During Period* (10/1/11-3/31/12)
Actual	$1,000.00	$1,226.90	$13.83
Hypothetical (5% return before expenses)	1,000.00	1,012.58	12.50

* Expenses are equal to the Fund’s annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the days in the reporting period).

Supplemental Information

………………………………………………………………………………

March 31, 2012  (Unaudited)

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 18, 2011, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital (the “Adviser”) and  Renaissance Capital Funds on behalf of the Global IPO Plus Aftermarket  Fund (the “Fund”).

The Independent Trustees were provided with (i) a memorandum from independent counsel (“Fund Counsel”) describing their responsibilities in acting in the best interests of the Fund’s shareholders when considering the continuance of the Advisory Agreement and (ii) materials provided by the Adviser in response to a questionnaire circulated on behalf of the Independent Trustees by Fund Counsel requesting responses and information as required by Section 15(c) of the Investment Company Act of 1940.  The materials and responses had been provided prior to the Board Meeting and set forth important information about the Adviser pertinent to the Independent Trustees’ consideration to approve the continuation of the Advisory Agreement.  Fund Counsel advised the Independent Trustees to examine the information provided to them, including a report provided by the Adviser comparing advisory fees paid by a universe of similar, no-load equity funds, and to consider the advisory fee information in light of the Fund’s performance history.  The Independent Trustees also met with Fund Counsel in executive session to discuss the information provided by the Adviser both prior to and during the Board Meeting.

The Independent Trustees, considered the following material factors during their deliberations, which upon due consideration ultimately led to their support for continuing the Advisory Agreement for another year:  (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

Nature, Extent and Quality of Services Provided by the Adviser

The Independent Trustees reviewed the services that the Adviser provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund.  The Independent Trustees considered and discussed, among other things, the Adviser’s unique knowledge and experience in the initial public offering market and the industry experience and education of the Adviser’s management.  The Independent Trustees also noted the Adviser’s commitment to the Fund and its shareholders, as well as the Adviser’s commitment to maintaining a sound compliance program and efforts in promoting the Fund and increasing assets.  Additionally, representatives for the Adviser joined the Meeting to answer questions posed by the Independent Trustees.  On this basis, the Independent Trustees concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

Investment Performance of the Fund and the Adviser

The Independent Trustees considered the Fund’s performance on an absolute basis and compared to a benchmark index and other similar mutual funds for various trailing periods.  The Independent Trustees also considered the Adviser’s future plans for marketing and distribution to increase assets of the Fund.  The Independent Trustees concluded that it was satisfied with the investment performance of the Fund under the Adviser’s management.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Independent Trustees reviewed the Peer Group Comparison and noted that the advisory fee charged by the Adviser was comparable to that of other investment advisers.  The Independent Trustees considered the level of profitability of the Adviser from its relationship with the Fund, noting the Adviser’s contractual agreement to waive its advisory fee in an effort to control the Fund’s expense ratio and demonstrate its commitment to the Fund and its Shareholders.  In addition, the Independent Trustees considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Independent Trustees’ deliberations and its evaluation of the information described above, the Independent Trustees, including all of the Independent Directors, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to continue the Advisory Agreement for another year.

The Global IPO Plus Aftermarket Fund

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Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/ William K. Smith

         William K. Smith, President

Date

6/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

6/11/12

By (Signature and Title)

*

/s/ Kathleen S. Smith

Kathleen S. Smith, Chairman of the Board, Treasurer

Date

6/11/12

* Print the name and title of each signing officer under his or her signature.